Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%
Expected volatility	60.00%
Expected life (in years)		7 years	2 years 11 months 23 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		64.00%	68.00%
Risk-free interest	2.15%	1.78%	0.83%
Expected life (in years)	3 years 6 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		70.00%	71.00%
Risk-free interest	2.91%	2.28%	0.97%
Expected life (in years)	4 years 4 months 13 days